Taxes (Details 2) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Deferred Tax Assets
Net operating loss carryovers	$ 15,756,864	$ 14,256,341
Intangible asset amortization	705,402	4,166,157
Allowance for doubtful accounts	17,842	19,857
Accrued compensation	68,564	441,581
Interest on convertible debt	125,470	97,128
Stock-based compensation	200,619	198,449
Total deferred tax assets	16,874,761	19,179,513
Valuation allowance	(16,874,761)	(19,179,513)
Deferred tax assets, net of valuation allowance